Schedule of Investments
September 30, 2022 (unaudited)
AmericaFirst Defensive Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 73.60%

Aircraft Engines & Engine Parts - 1.48%
Raytheon Technologies Corp.	330	27,014

Aircraft Parts & Auxiliary Equipment - 1.52%
Park Aerospace Corp.	2,527	27,898

Beverages - 1.54%
Constellation Brands, Inc. Class B	93	28,272

Biological Products (No Diagnostic Substances) - 3.70%
Biogen, Inc. (2)	148	39,516
Gilead Sciences, Inc.	457	28,192

		67,708

Bottled & Canned Soft Drinks Carbonated Waters - 1.37%
Coca-Cola Bottling Co. Consolidated (2)	61	25,116

Canned Frozen & Preserved Fruit, Veg, & Food Specialties - 1.42%
The Kraft Heinz Co.	782	26,080

Canned, Fruits, Veg & Preserves, Jams & Jellies - 3.09%
Seneca Foods Corp. Class A (2)	559	28,196
The J.M. Smucker Co.	207	28,444

		56,640

Electric & Other Services Combined - 2.80%
ALLETE, Inc.	489	24,474
NorthWestern Corp.	544	26,808

		51,282

Electric Services - 4.40%
NRG Energy, Inc. (2)	714	27,325
PNM Resources Inc	609	27,850
PPL Corp.	1,004	25,451

		80,626
Food & Kindred Products - 1.57%
Campbell Soup Co.	612	28,837

Gas & Other Services Combined - 1.31%
UGI Corp.	740	23,924

Grain Mill Products - 4.56%
General Mills, Inc. (2)	380	29,112
Ingredion, Inc. (2)	338	27,216
Post Holdings, Inc. (2)	332	27,194

		83,522

Malt Beverages - 1.58%
Molson Coors Beverage Co. Class A (2)	472	28,981

Natural Gas Distribution - 1.56%
South Jersey Industries, Inc.	858	28,674

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.43%
Avanos Medical, Inc. (2)	1,200	26,136

Pharmaceutical Preparations - 14.83%
Bristol-Myers Squibb Co.	426	30,284
Emergent BioSolutions, Inc. (2)	1,255	26,342
Innoviva, Inc. (2)	2,215	25,716
Ironwood Pharmaceuticals, Inc. (2)	2,730	28,283
Jazz Pharmaceuticals PLC (2)	188	25,059
Merck & Co., Inc.	336	28,936
Moderna, Inc. (2)	218	25,779
Organon & Co.	1,023	23,938
Pfizer, Inc.	637	27,875
Vertex Pharmaceuticals, Inc. (2)	102	29,533

		271,745
Poultry Slaughtering and Processing - 1.31%
Pilgrim's Pride Corp. (2)	1,046	24,079

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.57%
Northrop Grumman Corp.	61	28,690

Services-Commercial, Physical, & Biological Research - 1.73%
Medpace Holdings, Inc. (2)	202	31,748

Services-Computer Inergrated Systems Design - 1.42%
Allscripts Healthcare Solutions, Inc. (2)	1,713	26,089

Services-Computer Programming, Data Processing, Etc. - 1.55%
HealthStream, Inc. (2)	1,333	28,340

Services-General Medical & Surgical Hospitals, Nec - 2.99%
HCA Healthcare, Inc.	150	27,569
Tenet Healthcare Corp. (2)	529	27,286

		54,855

Services-Health Services - 3.00%
AMN Healthcare Services, Inc. (2)	287	30,411
West Pharmaceutical Services, Inc.	100	24,608

		55,019

Services-Home Health Care Services - 1.60%
LHC Group, Inc. (2)	179	29,295

Services-Specialty Outpatient Facilities, Nec - 1.43%
Enhabit Inc. (2)	1,871	26,269

Wholesale-Drugs Proprietaries & Druggists' Sundries - 2.98%
Cardinal Health, Inc.	412	27,472
McKesson Corp. (2)	80	27,190

		54,662

Wholesale-Farm Product Raw Materials - 1.43%
Universal Corp.	570	26,243

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.46%
Patterson Companies, Inc. (2)	1,114	26,758

Wholesale-Miscellaneous-Nondurable Goods - 1.45%
Central Garden & Pet Company (2)	780	26,645

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.52%
Hologic, Inc. (2)	431	27,808

Total Common Stock	(Cost $ 1,493,356)	1,348,955

Exchange Traded Funds - 22.76%

ProShares Decline of the Retail Store ETF (2) (3)	8,262	137,397
ProShares Short Dow30 ETF (2) (3)	3,624	139,959
Short Financials ProShares ETF (2) (3)	9,621	139,697

Total Exchange Traded Funds	(Cost $ 371,545)	417,053

Money Market Registered Investment Companies - 3.64%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 2.97% (4)	66,766	66,766

Total Money Market Registered Investment Companies	(Cost $ 66,766)	66,766

Total Investments - 99.10%	(Cost $ 1,931,667)	1,832,774

Other Assets Less Liabilities - .90%		16,600

Total Net Assets - 100.00%		1,849,374

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (3)
Level 1 - Quoted Prices	$1,832,774	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$1,832,774	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.